Financial structure and financial costs - Foreign exchange risk sensitivity (Details) $ in Millions	Dec. 31, 2017 USD ($) $ / ₽ $ / £ $ / €	Dec. 31, 2016 USD ($) $ / ₽ $ / £ $ / €	Dec. 31, 2015 USD ($) $ / ₽ $ / £ $ / €
Sensitivity analysis
Shareholders' equity at historical exchange rate	$ 119,450	$ 112,551	$ 104,613
Currency translation adjustment before net investment hedge	(7,908)	(13,871)	(12,119)
Net investment hedge - open instruments	14
Shareholders' equity at exchange rate as of the end of the period	$ 111,556	98,680	92,494
Foreign exchange risk
Impact on shareholders equity and net income
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Euro
Sensitivity analysis
Shareholders' equity at historical exchange rate	$ 44,930	38,645	37,345
Currency translation adjustment before net investment hedge	(1,903)	(6,845)	(5,337)
Net investment hedge - open instruments	14
Shareholders' equity at exchange rate as of the end of the period	$ 43,041	$ 31,800	$ 32,008
Euro | Foreign exchange risk
Sensitivity analysis
Exchange rates | $ / €	0.83	0.95	0.92
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	$ 4,304
Impact of an increase in exchange rates on net income (Group share)	465
Impact of a decrease in exchange rates on shareholders' equity	(4,304)
Impact of a decrease in exchange rates on net income (Group share)	(465)
U.S. dollar
Sensitivity analysis
Shareholders' equity at historical exchange rate	51,674	$ 51,863	$ 46,272
Shareholders' equity at exchange rate as of the end of the period	51,674	51,863	46,272
Pound Sterling
Sensitivity analysis
Shareholders' equity at historical exchange rate	6,467	5,997	5,926
Currency translation adjustment before net investment hedge	(1,543)	(1,978)	(1,145)
Shareholders' equity at exchange rate as of the end of the period	$ 4,924	$ 4,019	$ 4,781
Pound Sterling | Foreign exchange risk
Sensitivity analysis
Exchange rates | $ / £	0.74	0.81	0.67
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	$ 492
Impact of an increase in exchange rates on net income (Group share)	19
Impact of a decrease in exchange rates on shareholders' equity	(492)
Impact of a decrease in exchange rates on net income (Group share)	(19)
Ruble
Sensitivity analysis
Shareholders' equity at historical exchange rate	7,366	$ 7,227	$ 6,816
Currency translation adjustment before net investment hedge	(3,076)	(3,286)	(3,936)
Shareholders' equity at exchange rate as of the end of the period	$ 4,290	$ 3,941	$ 2,880
Ruble | Foreign exchange risk
Sensitivity analysis
Exchange rates | $ / ₽	57.86	61.00	74.10
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	$ 429
Impact of an increase in exchange rates on net income (Group share)	29
Impact of a decrease in exchange rates on shareholders' equity	(429)
Impact of a decrease in exchange rates on net income (Group share)	(29)
Other currencies
Sensitivity analysis
Shareholders' equity at historical exchange rate	9,013	$ 8,819	$ 8,254
Currency translation adjustment before net investment hedge	(1,386)	(1,762)	(1,701)
Shareholders' equity at exchange rate as of the end of the period	$ 7,627	$ 7,057	$ 6,553